Expected credit loss measurement (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Financial Assets [Line Item]
Credit loss expense / (release)
Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3
Purchased
Total
Year-to-date 30.6.26
Global Wealth Management (9) 16 0 7
Personal & Corporate Banking 24 122 1 147
Asset Management 0 0 0 0
Investment Bank 59 51 0 110
Non-core and Legacy 0 0 (74) (74)
Group Items 1 0 0 1
Total 74 189 (73) 191
Year-to-date 30.6.25
Global Wealth Management (10) 19 (1) 9
Personal & Corporate Banking 14 152 1 167
Asset Management 0 0 0 0
Investment Bank 14 69 0 83
Non-core and Legacy 0 (1) 6 6
Group Items (1) 0 0 (1)
Total 17 239 7 263

Comparison of shock factors / Economic scenarios and weights applied
Comparison of shock factors
Baseline
Key parameters 2025 2026 2027
Real GDP growth (annual percentage change)
US
2.1 2.2 2.1
Eurozone 1.5 0.8 1.2
Switzerland 1.4 1.1 1.1
Unemployment rate (%, annual average)
US
4.2 4.5 4.5
Eurozone 6.3 6.4 6.3
Switzerland 2.8 3.1 3.0
Fixed income: 10-year government bonds (%, Q4)
USD 4.2 4.5 4.5
EUR 2.9 2.9 3.0
CHF 0.3 0.3 0.4
Real estate (annual percentage change, Q4)
US
1.3 2.0 3.1
Eurozone 5.0 3.8 4.1
Switzerland 3.8 2.5 2.0
Economic scenarios and weights applied
Assigned weights in %
ECL scenario 30.6.26 31.12.25 30.6.25
Asset price appreciation 5.0 5.0 5.0
Baseline 50.0 50.0 50.0
Moderate stagflation crisis 30.0 30.0 0.0
Global trade war 15.0 15.0 0.0
Mild stagflation crisis 0.0 0.0 30.0
Global crisis
0.0 0.0 15.0

ECL-relevant balance sheet and off-balance sheet positions
ECL-relevant balance sheet and off-balance sheet positions
USD m 30.6.26
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
2
Cash and balances at central banks 215,716 215,693 20 0 3 (90) 0 (29) 0 (61)
Amounts due from banks 20,963 20,795 163 5 0 (3) 0 (3) 0 0
Receivables from securities financing transactions measured at amortized cost 83,553 83,553 0 0 0 (1) (1) 0 0 0
Cash collateral receivables on derivative instruments 51,314 51,314 0 0 0 0 0 0 0 0
Loans and advances to customers 662,901 629,774 28,344 4,209 574 (2,510) (364) (286) (1,648) (212)
of which: Private clients with mortgages 287,595 273,949 11,978 1,601 67 (135) (41) (23) (70) (1)
of which: Real estate financing 93,064 85,357 7,292 379 35 (67) (26) (26) (14) (1)
of which: Large corporate clients 26,646 23,146 2,839 658 3 (666) (103) (101) (346) (116)
of which: SME clients 23,551 19,553 2,601 981 416 (1,119) (92) (86) (886) (54)
of which: Lombard 165,904 165,537 0 365 2 (57) (5) 0 (47) (5)
of which: Credit cards 2,535 1,934 550 51 0 (53) (7) (13) (33) 0 of which: Commodity trade finance 5,498 4,726 772 0 0 (101) (9) 0 (88) (4)
of which: Ship / aircraft financing 9,077 8,139 869 69 0 (11) (7) (4) 0 0 of which: Consumer financing 2,994 2,740 121 86 46 (146) (29) (25) (97) 4
Other financial assets measured at amortized cost 72,267 71,075 926 268 0 (141) (31) (15) (91) (3)
of which: Loans to financial advisors 2,947 2,806 48 93 0 (35) (4) (1) (31) 0
Total financial assets measured at amortized cost 1,106,715 1,072,204 29,454 4,482 576 (2,746) (397) (333) (1,739) (277)
Financial assets measured at fair value through other comprehensive income 14,517 14,517 0 0 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,121,232 1,086,721 29,454 4,482 576 (2,746) (397) (333) (1,739) (277)
Notional exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
2
Guarantees 44,497 41,980 2,348 164 4 (76) (16) (24) (37) 0
of which: Large corporate clients 7,140 5,645 1,460 31 4 (21) (8) (7) (6) 0 of which: SME clients 3,513 3,034 392 88 0 (41) (4) (15) (22) 0 of which: Financial intermediaries and hedge funds
26,498 26,224 254 21 0 (1) (1) 0 0 0
of which: Lombard 3,316 3,291 0 25 0 (2) 0 0 (2) 0
of which: Commodity trade finance 5 5 0 0 0 0 0 0 0 0
Irrevocable loan commitments 86,509 82,219 3,843 441 5 (293) (119) (83) (88) (3)
of which: Large corporate clients 48,757 45,152 3,269 331 5 (264) (98) (80) (82) (3)
Forward starting reverse repurchase and securities borrowing agreements 9,806 9,806 0 0 0 0 0 0 0 0
Committed unconditionally revocable credit lines 54,536 50,673 3,739 124 0 (68) (53) (14) 0 0 of which: Real estate financing 6,733 5,461 1,272 0 0 (4) (3) (1) 0 0 of which: Large corporate clients 9,650 8,824 824 1 0 (13) (8) (4) 0 0 of which: SME clients 10,791 10,181 498 112 0 (33) (25) (7) 0 0 of which: Lombard
3
2,146 2,146 0 0 0 0 0 0 0 0
of which: Credit cards 12,800 12,158 638 3 0 (9) (7) (2) 0 0
Irrevocable committed prolongation of existing loans 8,620 8,603 15 2 0 (6) (5) (1) 0 0
Total off-balance sheet financial instruments and other credit lines 203,968 193,281 9,946 731 10 (443) (192) (122) (125) (3)
Total allowances and provisions (3,189) (589) (456) (1,864) (280)
1 The carrying
amount of financial
assets measured at
amortized cost represents
the total gross
exposure net of
the respective ECL
allowances.
2 Positive
amounts in these
columns are representative
of a net
improvement in credit quality since the acquisition of the respective financial instrument.
3 Committed unconditionally revocable credit lines decreased by USD
65.2 bn, primarily in Global Wealth Management and
mainly driven by certain Lombard
facilities becoming uncommitted either following
changes to certain contractual terms in
the course of client account
migrations or by a refinement
of UBS’s definition of a commitment.
ECL-relevant balance sheet and off-balance sheet positions
USD m 31.12.25
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
2
Cash and balances at central banks 209,858 209,606 21 0 231 (81) 0 (29) 0 (52)
Amounts due from banks 19,649 19,525 124 0 0 (14) (9) (5) 0 0
Receivables from securities financing transactions measured at amortized cost 83,656 83,656 0 0 0 (1) (1) 0 0 0
Cash collateral receivables on derivative instruments 41,552 41,552 0 0 0 0 0 0 0 0
Loans and advances to customers 653,846 624,137 25,155 3,947 607 (2,490) (353) (271) (1,629) (237)
of which: Private clients with mortgages 287,424 276,377 9,599 1,400 49 (124) (44) (18) (55) (6)
of which: Real estate financing 92,334 86,954 5,261 111 8 (67) (26) (30) (11) 0 of which: Large corporate clients 26,752 22,954 2,886 700 213 (762) (116) (94) (413) (139)
of which: SME clients 23,805 19,883 2,521 1,238 163 (1,068) (80) (81) (872) (36)
of which: Lombard 165,320 164,874 169 212 64 (64) (6) 0 (27) (31)
of which: Credit cards 2,408 1,860 501 47 0 (48) (7) (12) (29) 0 of which: Commodity trade finance 4,849 3,570 1,274 5 0 (94) (8) 0 (80) (6)
of which: Ship / aircraft financing 8,753 7,609 1,025 119 0 (17) (9) (8) 0 0 of which: Consumer financing 2,966 2,677 130 92 67 (136) (19) (24) (92) 0
Other financial assets measured at amortized cost 71,897 70,427 1,247 220 3 (124) (29) (9) (86) 0 of which: Loans to financial advisors 2,716 2,567 53 95 0 (34) (3) (1) (30) 0
Total financial assets measured at amortized cost 1,080,458 1,048,903 26,546 4,167 841 (2,711) (392) (314) (1,715) (289)
Financial assets measured at fair value through other comprehensive income 13,868 13,868 0 0 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,094,326 1,062,771 26,546 4,167 841 (2,711) (392) (314) (1,715) (289)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
2
Guarantees 47,102 45,512 1,448 120 22 (50) (15) (22) (13) 0
of which: Large corporate clients 7,388 6,446 916 17 9 (17) (7) (6) (4) 0 of which: SME clients 3,134 2,834 228 67 5 (24) (5) (15) (4) 0 of which: Financial intermediaries and hedge funds
29,411 29,288 123 0 0 (1) (1) 0 0 0
of which: Lombard 3,537 3,505 1 31 0 (2) 0 0 (1) 0
of which: Commodity trade finance 2,252 2,152 100 0 0 (1) (1) 0 0 0
Irrevocable loan commitments 82,122 77,976 3,938 174 35 (227) (114) (77) (27) (9)
of which: Large corporate clients 50,000 46,556 3,292 118 35 (184) (91) (72) (19) (2)
Forward starting reverse repurchase and securities borrowing agreements 10,723 10,723 0 0 0 0 0 0 0 0
Unconditionally revocable loan commitments 119,679 115,982 3,449 248 0 (67) (51) (16) 0 0 of which: Real estate financing 6,433 5,291 1,041 101 0 (3) (5) 1 0 0 of which: Large corporate clients 11,393 10,737 650 6 0 (15) (7) (6) (2) 0 of which: SME clients 11,814 11,278 418 118 0 (31) (24) (7) 0 0 of which: Lombard 60,500 60,435 63 1 0 0 0 0 0 0
of which: Credit cards 12,943 12,361 578 4 0 (9) (7) (2) 0 0
Irrevocable committed prolongation of existing loans 8,178 8,141 32 5 0 (3) (3) 0 0 0
Total off-balance sheet financial instruments and other credit lines 267,803 258,333 8,867 546 57 (347) (184) (115) (40) (9)
Total allowances and provisions (3,058) (576) (428) (1,756) (298)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.
2 Negative balances are representative of a net improvement in credit quality since the acquisition of the respective financial instrument, which is reflected as a negative ECL allowance.

Coverage ratios for core loan portfolio
Coverage ratios for core loan portfolio
30.6.26
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stages 1&2 Stage 3 PCI
Private clients with mortgages 287,730 273,990 12,002 1,671 67 5 1 19 2 417 87
Real estate financing 93,130 85,384 7,318 393 36 7 3 35 6 351 243
Total real estate lending 380,860 359,374 19,319 2,064 103 5 2 25 3 404 142
Large corporate clients 27,312 23,249 2,940 1,004 119 244 44 345 78 3,449 9,750
SME clients 24,670 19,645 2,687 1,868 470 454 47 320 80 4,746 1,157
Total corporate lending 51,982 42,894 5,627 2,872 589 343 45 333 79 4,292 2,891
Lombard 165,962 165,542 0 412 7 3 0 0 0 1,137 6,972
Credit cards 2,588 1,941 564 83 0 204 37 233 81 3,905 0
Commodity trade finance 5,592 4,736 772 84 0 180 20 2 17 0 0
Ship / aircraft financing 9,089 8,146 874 69 0 12 8 50 12 0 0
Consumer financing 3,139 2,769 146 183 42 464 103 1,696 183 5,295 0
Other loans and advances to customers 46,207 44,736 1,328 90 53 34 10 56 11 7,636 6,710
Loans to financial advisors 2,982 2,809 49 124 0 118 13 195 16 2,465 0
Total other lending 235,559 230,679 3,733 1,045 102 24 5 136 7 3,470 3,947
Total
1
668,402 632,947 28,680 5,981 794 38 6 100 10 2,807 2,669
Notional exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stages 1&2 Stage 3 PCI
Private clients with mortgages 15,646 15,348 295 3 0 4 3 45 4 0 0
Real estate financing 8,561 7,280 1,282 0 0 6 12 0 6 0 0
Total real estate lending 24,207 22,628 1,577 3 0 5 6 0 5 0 0
Large corporate clients 65,722 59,797 5,553 362 10 45 19 164 32 2,432 3,489
SME clients 16,914 15,616 998 300 0 51 23 277 38 747 0
Total corporate lending 82,636 75,412 6,552 663 10 46 20 181 33 1,669 3,489
Lombard
2
8,329 8,304 0 25 0 4 1 0 1 875 0
Credit cards 12,800 12,158 638 3 0 7 6 36 7 0 0
Commodity trade finance 1,619 1,619 0 0 0 0 2 0 3 0 0
Ship / aircraft financing 1,602 1,562 40 0 0 6 0 216 6 0 0
Consumer financing 165 165 0 0 0 0 0 0 0 0 0
Financial intermediaries and hedge funds 29,450 28,817 611 21 0 2 2 4 2 0 0
Other off-balance sheet commitments 33,355 32,810 527 17 0 10 5 35 5 8,311 0
Total other lending 87,319 85,435 1,817 66 0 5 3 29 4 2,113 0
Total
3
194,162 183,475 9,946 731 10 23 10 123 16 1,703 3,489
Total on- and off-balance sheet
4
862,564 816,422 38,625 6,712 804 35 7 106 11 2,687 2,679
1 Includes Loans and advances to customers and Loans to financial advisors, which are presented on the balance sheet line Other financial assets measured at amortized cost.
2 Committed unconditionally revocable
credit lines decreased by USD 65.2 bn, primarily in Global Wealth Management and mainly driven by certain Lombard facilities becoming uncommitted either following changes to certain contractual terms in the course of client account migrations
or by a refinement
of UBS’s definition
of a commitment.
3 Excludes Forward starting
reverse repurchase and securities
borrowing agreements.
4 Includes on-balance sheet
exposure,
gross and off-balance sheet exposure (notional) and the related ECL coverage ratio (bps).
Coverage ratios for core loan portfolio
31.12.25
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stages 1&2 Stage 3 PCI
Private clients with mortgages 287,548 276,421 9,617 1,455 55 4 2 19 2 380 1,162
Real estate financing 92,401 86,979 5,292 122 8 7 3 57 6 871 540
Total real estate lending 379,949 363,401 14,908 1,577 64 5 2 32 3 418 1,079
Large corporate clients 27,514 23,069 2,980 1,113 352 277 50 315 80 3,711 3,956
SME clients 24,873 19,964 2,602 2,109 198 429 40 310 71 4,132 1,793
Total corporate lending 52,387 43,033 5,581 3,222 550 349 46 313 76 3,986 3,177
Lombard 165,384 164,880 169 239 95 4 0 0 0 1,140 3,246
Credit cards 2,456 1,867 513 76 0 197 37 234 80 3,867 0
Commodity trade finance 4,943 3,584 1,274 86 0 190 22 2 17 9,379 0
Ship / aircraft financing 8,771 7,618 1,033 119 0 20 12 77 20 0 0
Consumer financing 3,102 2,696 154 184 68 439 70 1,590 152 5,012 58
Other loans and advances to customers 39,344 37,402 1,792 73 77 28 10 17 10 6,779 2,484
Loans to financial advisors 2,750 2,571 54 125 0 125 12 141 15 2,431 0
Total other lending 226,750 220,618 4,990 903 239 22 4 97 6 3,425 2,328
Total
1
659,086 627,051 25,479 5,702 853 38 6 107 10 2,911 2,782
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stages 1&2 Stage 3 PCI
Private clients with mortgages 13,016 12,757 245 13 0 3 2 16 3 0 0
Real estate financing 7,743 6,591 1,051 101 0 7 13 0 7 0 0
Total real estate lending 20,758 19,348 1,296 114 0 4 6 0 4 0 0
Large corporate clients 68,798 63,753 4,860 141 43 31 17 173 28 1,718 377
SME clients 16,511 15,531 732 242 5 46 23 386 39 275 9,581
Total corporate lending 85,308 79,284 5,592 383 48 34 18 201 30 807 1,353
Lombard 65,395 65,298 64 33 0 2 0 0 0 2,151 0
Credit cards 12,943 12,361 578 4 0 7 6 34 7 0 0
Commodity trade finance 2,613 2,512 101 0 0 5 5 6 5 0 0
Ship / aircraft financing 1,968 1,770 198 0 0 11 2 89 11 0 0
Consumer financing 153 153 0 0 0 0 0 0 0 0 0
Financial intermediaries and hedge funds 34,281 33,880 401 0 0 1 1 5 1 0 0
Other off-balance sheet commitments 33,659 33,004 635 12 8 6 5 19 5 1,781 2,438
Total other lending 151,013 148,978 1,978 48 8 3 2 26 2 1,882 2,438
Total
2
257,080 247,610 8,867 546 57 13 7 129 12 733 1,510
Total on- and off-balance sheet
3
916,166 874,662 34,346 6,248 910 31 6 112 10 2,720 2,703
1 Includes Loans and advances
to customers and Loans to
financial advisors, which are
presented on the balance sheet
line Other financial assets measured
at amortized cost.
2 Excludes Forward starting
reverse
repurchase and securities borrowing agreements.
3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related
ECL coverage ratio (bps).